Carlyle Enhanced Commodity Real Return Fund
FUND SUMMARIES Carlyle Enhanced Commodity Real Return Fund Summary Ticker: Class/Ticker Class N/CCFNX - Class I/CCFIX
What is the investment objective of the Fund?
The Carlyle Enhanced Commodity Real Return Fund (the “Fund”) seeks long-term total return in excess of inflation.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (Fees paid directly from your investment)
Shareholder Fees Carlyle Enhanced Commodity Real Return Fund	Class N	Class I
Maximum Sales Charge (Load) Imposed on Purchases, as % of the Offering Price	none	none
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	none	none

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Carlyle Enhanced Commodity Real Return Fund		Class N	Class I
Management Fees		0.80%	0.80%
Distribution (Rule 12b-1) Fees		0.25%	none
Acquired Fund Fees and Expenses		0.04%	0.04%
Other Expenses	[1][2]	1.26%	1.18%
Shareholder Service Fees		0.11%	0.03%
Other Operating Expenses		1.15%	1.15%
Total Annual Fund Operating Expenses		2.35%	2.02%
Fee Waivers and Expense Reimbursements	[3]	(0.86%)	(0.78%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[3]	1.49%	1.24%
[1]	Operating expenses are estimated for the current fiscal year because the Fund has not commenced operations as of the date of this prospectus.
[2]	Includes the operating expenses of Carlyle Cayman Commodity Fund I Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary").
[3]	Carlyle GMS Investment Management L.L.C., the Fund’s manager (the “Manager”), has contractually agreed to waive its management fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the total annual operating expenses of the Fund, inclusive of the Subsidiary (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses), at no more than 1.45% and 1.20% of the average daily net assets of Class N and Class I Shares, respectively (the “Fee Waiver Agreement”). This arrangement will continue at least through August 31, 2015. The Fee Waiver Agreement may only be terminated before August 31, 2015 with the consent of the Board of Trustees of Carlyle Select Trust (referred to herein as the “Trust”), including a majority of the Board of Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”). Under the Fee Waiver Agreement, the Manager is entitled to recapture the fees waived and/or expenses reimbursed, only to the extent that such recapture can be made during the 36 months following the applicable period during which the Manager waived fees or reimbursed expenses. In no case will the Manager recapture any amount that would cause the aggregate operating expenses of the Fund attributable to a share class during a year in which a repayment is made to exceed the applicable limits described above.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that your investment has a 5% return each year. This example also assumes that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through August 31, 2015, and equal to total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
If You Sell Your Shares at the End of the Period Indicated, Your Cost Would Be:
Expense Example Carlyle Enhanced Commodity Real Return Fund (USD $)	1 Year	3 Years
CLASS N SHARES	152	652
CLASS I SHARES	126	559

If You Do Not Sell Your Shares at the End of the Period Indicated, Your Cost Would Be:
Expense Example, No Redemption Carlyle Enhanced Commodity Real Return Fund (USD $)	1 Year	3 Years
CLASS N SHARES	152	652
CLASS I SHARES	126	559

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities and other investment contracts and financial instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. The Fund is newly offered; therefore, it does not have a turnover rate to report for the most recent fiscal year.
Principal Investment Strategies of the Fund
The Fund seeks to achieve its investment objective by allocating assets among various commodity sectors (including agricultural, energy and precious and base metals). The Fund will obtain exposure to commodity sectors by investing, under normal market conditions, in commodity-linked derivatives, inflation-indexed securities and debt securities of commodity-producing, processing or distribution companies, directly or through investments in the Subsidiary. Commodity- and inflation-linked derivative instruments include commodity and inflation-linked notes, swap agreements and commodity futures and options on commodity futures. The Fund also invests in fixed income securities including money market instruments and inflation-linked securities, as well as derivatives. Vermillion Asset Management, LLC, the Fund’s sub-adviser (the “Sub-Adviser”), will provide investment and commodity trading advice to the Fund and the Subsidiary and will manage the portfolio investments of the Fund and the Subsidiary. The Sub-Adviser primarily uses quantitative and fundamental relative value approaches to investing in commodity-linked derivative instruments and inflation-indexed securities and derivatives. For purposes of assessing the Fund’s real return relative to inflation, real return equals total return less the rate of inflation, which is measured by the change in a governmental inflation index. References to the Fund’s portfolio include investments held through the Subsidiary, unless the context requires otherwise.

The Fund will obtain most of its direct exposure to commodities through its investments in the Subsidiary in order to remain within the limits of the federal tax laws, rules and regulations that apply to registered investment companies. The Subsidiary has the same investment objective as the Fund. Unlike the Fund, the Subsidiary may invest without limitation in commodity-linked derivative instruments, including commodity index-linked notes, inflation-linked derivatives, swap agreements, commodity options and commodity futures and options on commodity futures. However, the Subsidiary is otherwise subject to the same fundamental and non-fundamental investment restrictions as the Fund. The Fund will not invest more than 25% of the value of the Fund’s total assets in the Subsidiary.

The derivative instruments in which the Fund and the Subsidiary primarily intend to invest are instruments linked to the value of a particular physical commodity or commodity futures contract, or a group of physical commodities or commodity futures contracts. These instruments may specify exposure to commodity futures with different roll dates, reset dates or contract terms than those specified by a particular commodity index. As a result, the commodity-linked derivatives component of the Fund’s portfolio may deviate from the returns of any particular commodity index. The Fund may also invest in derivative instruments linked to a commodities index, or to an inflation index. The Fund may engage in derivative transactions to seek total return; to hedge against fluctuations in the prices of securities or other financial instruments, interest rates or currency exchange rates; to manage certain investment risks; and/or as a substitute for the purchase or sale of securities or other financial instruments with similar economic characteristics, including currencies or commodities. The Fund typically considers a derivative instrument as a substitute for a security or other financial instrument if the performance of the derivative instrument is approximately 80% or more correlated over the past 12 months with the performance of the underlying security or financial instrument. The Fund may also engage in derivative transactions to change the effective duration of its portfolio. Duration is a measure of the price of a fixed income security as a result of changes in market rates of interest, based on the weighted average timing of the instrument’s expected fixed interest and principal payments. Effective duration is a measure of the expected change in value of a fixed income security for a given change in interest rates, and takes into account the expectation that cash flows will fluctuate as interests rate change. For example, the value of a fixed income security with an effective duration of two years would be expected to decline approximately 2% if interest rates rose by 1%. Conversely, the value of the same fixed income security would be expected to increase approximately 2% if interest rates fell by 1%. The Fund’s use of derivatives is likely to be extensive.

Assets not invested in commodity-linked derivative instruments will be invested primarily outside of the Subsidiary in inflation-indexed securities and derivatives and in fixed income instruments, including debt securities issued by commodity-producing, processing or distribution companies. The Fund may also invest in money market instruments and in shares of money market mutual funds. The Fund’s investments in such instruments may provide collateral for the Fund’s derivatives positions and are also intended to provide liquidity and preserve capital.

The Fund’s fixed income investments may include obligations of commodity-producing, processing or distribution companies. Fixed income investments also may include obligations of the U.S. Treasury, including Treasury bills, bonds, notes, and other obligations issued or guaranteed by the U.S. Treasury or Treasury Inflation-Protected Securities (“TIPS”). The Fund will generally buy securities with remaining maturities of two (2) years or less and expects that under normal circumstances the average maturity of its holdings of fixed income securities will generally be two (2) years or less.

The Fund is “non-diversified” for the purposes of the 1940 Act and, to the extent consistent with the Fund’s election to qualify as a regulated investment company for U.S. federal income tax purposes, may invest a relatively high percentage of its assets in a low number of commodity-linked derivative instruments and inflation-linked instruments, a limited number of issuers, or a single issuer, primarily within the same economic sector. As a result, changes in the market value of a single issuer could cause greater fluctuations in the value of the Fund’s shares than would occur in a more diversified fund.

The Fund is not a complete investment program and should be considered only as one part of an investment portfolio. The Fund is more appropriate for long-term investors who can bear the risk of short-term net asset value fluctuations which, at times, may be significant and rapid.
Principal Risks of Investing in the Fund
You may lose money by investing in the Fund, including the possibility that you may lose all of your investment. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the U.S. Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency.

The Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements. Investors should not consider the Fund a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You should consult with a financial advisor and/or accountant or tax advisor to determine if this Fund is a suitable investment for you.

A summary of the principal risks of an investment in the Fund is presented below.

Commodities Investment Risk. Investments in commodity-linked derivative instruments, including commodity-linked notes, swap agreements, commodity futures and options on commodity futures, may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments, including commodity-linked notes, swap agreements, commodity futures and options on commodity futures, may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting a particular industry or commodity, such as weather, catastrophic events (such as drought, floods, earthquakes, explosions, pipeline ruptures, spills, military actions and civil wars), embargoes, sanctions, tariffs and international economic, political and regulatory developments.

Derivatives Risk. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The Fund will primarily use derivatives, including commodity and inflation-linked notes, swap agreements, commodity options, commodity futures and options on commodity futures, to pursue its investment strategy, and there may be circumstances where the Fund invests in a derivative contract whose value does not correlate perfectly with the underlying asset, index, security or other financial instrument to which the Fund seeks exposure. Many derivatives involve significant inherent leverage and will expose the Fund to the risk of extremely large losses. Such losses may be many times the amount that the Fund receives or pays at the time a derivative position is established. Derivatives are subject to a number of other risks described elsewhere in this prospectus, such as commodity risk, hedging transactions risk, liquidity risk, interest rate risk, market risk and credit risk. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will be able to engage in these transactions to reduce exposure to other risks when that would be beneficial.

Futures Contract Risk. Investing in futures contracts involves the risk of unlimited loss of any amount invested, counterparty default, risks related to variation margin requirements including the lack of liquidity available on the remainder of the Fund's portfolio to meet such requirements, the imperfect correlation between the futures contract and the underlying asset, the lack of a liquid secondary market for a futures contract and the resulting inability to close the futures contract when desired, and the Sub-Adviser's potential inability to appropriately use futures contracts to implement the Fund's investment strategy.

Models and Data Risk. Given the complexity of the investments and strategies of the Fund, the Sub-Adviser relies heavily on quantitative models (both proprietary models developed by the Sub-Adviser and those supplied by third parties) and information and data supplied by third parties ("Models and Data"). Models and Data are used to construct sets of transactions and investments, to provide risk management insight, and to assist the Sub-Adviser in hedging the Fund's investments.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used by the Sub-Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.

All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, "model prices" will often differ substantially from market prices, especially for securities with complex characteristics, such as derivative securities.

Subsidiary Risk. Unlike the Fund, the Subsidiary is not registered as an investment company under the 1940 Act and is therefore not subject to all of the investor protections of the 1940 Act. The Fund and its shareholders are exposed to the risks associated with the Subsidiary's investments. The commodity-related instruments held by the Subsidiary are subject to the same risks as if they were held by the Fund. There can be no assurance that the Subsidiary will be able to effectively implement the Fund's investment strategies or achieve the Fund's investment objective. Changes in the federal laws of the United States or the laws of the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and could adversely affect the Fund.

Counterparty Risk. Investments in commodity-linked derivatives, repurchase agreements, swap agreements or other financial instruments that involve counterparties expose the Fund to counterparty credit risk and may cause the Fund to suffer a loss if the counterparty defaults on its obligations under the agreement. In such investments, the Fund is taking both the investment risk on the underlying security or instrument, and the credit risk on the counterparty. In the event of a decline in a counterparty's creditworthiness or a default by a counterparty, the Fund may experience delays in recovering its assets, or experience no recovery at all.

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities, repurchase agreements or other investments held by the Fund. This risk is heightened to the extent the Fund invests in securities rated below investment grade, or "junk bonds", or in obligations of issuers with such ratings. Such defaults could result in losses to the Fund. In addition, the credit quality of securities and investments held by the Fund or by ETFs in which the Fund has invested may be lowered if an issuer's or obligor's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security or other financial instrument and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security or other financial instrument at a time or price the Fund desires.

Fixed Income and Interest Rate Risk. The market value of fixed income and other interest rate sensitive investments will change in response to the market's anticipation of interest rate changes and other factors such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding fixed income securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed income investments are also subject to credit risk.

Volatility Risk. Certain securities and other financial instruments in which the Fund intends to invest may experience substantial volatility, in some periods, significantly in excess of volatility experienced by fixed income instruments and equities. The volatility of such securities and/or instruments may result in substantial fluctuations in the value of the Fund's investments and therefore the Fund's net asset value per share over short periods of time.

Liquidity Risk. While the Fund intends to invest primarily in financial instruments and securities that are liquid, any of the financial instruments or securities to which the Fund's portfolio is exposed may be difficult to purchase or sell, particularly during periods of extreme market stress. The Fund may not be able to sell illiquid securities or other financial instruments at advantageous prices or times and may not be able to successfully implement its strategy due to market dislocations that make it difficult or impossible to sell or purchase securities or other financial instruments at prices that reflect their fair value.

Foreign Investments Risk. Foreign investments often involve special risks, not present in U.S. investments, that can increase the chances that the Fund will lose money. These risks include:

  The Fund generally holds its foreign investments and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

  Changes in foreign currency exchange rates can affect the value of the Fund's portfolio.

  The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

  The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

  Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities and commodities laws.

  Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of investments not typically associated with settlement and clearance of U.S. investments.

Manager Risk. The success of the Fund in achieving its investment objective depends on the portfolio managers' skill in selecting the best investments for the Fund. The Fund's portfolio managers may make poor decisions with investment selection or risk management and may not be able to successfully implement the Fund's investment strategy or achieve the investment objective of the Fund, which may negatively affect the Fund's investment performance. Neither the Manager nor the Sub-Adviser has any experience managing an open-end mutual fund governed by the 1940 Act.

ETF Risk. Investing in an ETF exposes the Fund to all of the risks of that ETF's investments and subjects it to a pro rata portion of the ETF's fees and expenses. As a result, the cost of investing in ETF shares may exceed the costs of investing directly in its underlying investments. ETF shares trade on an exchange at a market price which may vary from the ETF's net asset value. The Fund may purchase ETFs at prices that exceed the net asset value of their underlying investments and may sell ETF investments at prices below such net asset value. Because the market price of ETF shares depends on the demand in the market for them, the market price of an ETF may be more volatile than the underlying portfolio of securities the ETF is designed to track, and the Fund may not be able to liquidate ETF holdings at the time and price desired, which may impact Fund performance.

Market Risk. Securities and other financial instruments in which the Fund expects to invest may depreciate in value suddenly or without advance warning due to factors that may seem unrelated to the fundamental value of the underlying security or other financial instrument. Regional or sector-specific factors may cause adverse impacts to the instruments owned by the Fund and a decline in the value of your investment.

General Fund Investing Risk. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. Annual fund operating expenses expressed as a percentage of the Fund's average daily net assets may change as Fund assets increase and decrease, and annual fund operating expenses may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective. In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency, entity or person. Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators. Changes to applicable rules and regulations could have an adverse effect on securities markets and market participants, as well as on the Fund's ability to execute its investment strategy.

High Portfolio Turnover Risk. It is possible that during certain periods, the Fund may buy and sell assets on a relatively rapid basis, thus causing relatively high portfolio turnover. In this event, the Fund could incur higher levels of brokerage fees and commissions, and cause higher levels of current tax liability to shareholders of the Fund than is typically the case.

New Fund Risk. The Fund is a new entity with no operating history or trading history. Neither the Manager nor the Sub-Adviser has any experience managing an open-end mutual fund governed by the 1940 Act. Investors in the Fund bear the risk that the Sub-Adviser may not successfully implement the Fund's investment strategy, that the investment strategy may not be successful, that the investment objective may not be met, or that the Fund may fail to achieve its desired portfolio composition. The Fund could be liquidated without shareholder approval, which could have negative consequences for shareholders.

Non-Diversification Risk. The Fund is considered a "non-diversified" investment company under the 1940 Act and therefore is permitted to invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified investment company would be. As a result, the Fund may be more susceptible to any single economic, political or regulatory event than a diversified fund.

Redemption Risk. The Fund could experience losses if the Fund receives significant redemption requests from shareholders and such requests occur at times of market dislocation, declining prices for the securities or other financial instruments that the Fund holds, or when the securities or other financial instruments held by the Fund are illiquid and the Fund is forced to liquidate its holdings at prices that are not reflective of their fair value.

Commodities Regulatory Risk. The Fund and the Subsidiary are each considered a "commodity pool" by the Commodity Futures Trading Commission ("CFTC") and the Manager is subject to CFTC regulation as the commodity pool operator of the Fund and the Subsidiary. The Sub-Adviser is registered with the CFTC as a commodity pool operator and commodity trading advisor and is subject to CFTC regulation as the commodity trading advisor of the Subsidiary. The Fund, the Subsidiary, the Manager and the Sub-Adviser may be adversely impacted by new regulations affecting them that may be adopted by the CFTC in the future.

Tax Risk. In order to obtain certain tax advantages, the Fund intends to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code (the "Code"). In order to qualify for this treatment, the Fund must derive at least 90% of its gross income each taxable year from qualifying income. Income from certain commodity-linked derivative instruments in which the Fund invests is not considered qualifying income under the Code. The Fund will therefore restrict its direct investments in commodity-linked derivative instruments that do not generate qualifying income to a maximum of 10% of its gross income.

If the Fund does not qualify as a regulated investment company under the Code for any taxable year, its taxable income would be subject to tax at the Fund level at regular corporate tax rates under the Code (i.e., without reduction for distributions to shareholders) and to an additional tax at the shareholder level when such income is distributed.

The Fund expects to invest up to 25% of its total assets in the Subsidiary. The Fund's investment in the Subsidiary is expected to provide the Fund exposure to the commodities markets within the limitations of the federal income tax requirements of Subchapter M of the Code. The annual net profit, if any, realized by the Subsidiary and imputed for income tax purposes to the Fund should constitute "qualifying income" for purposes of the Fund remaining qualified as a regulated investment company for U.S. federal income tax purposes. However, the Internal Revenue Service (the "IRS") has stated it is no longer granting private letter rulings requested by entities similar to the Fund and therefore there is a risk that the IRS could assert that the annual net profit realized by the Subsidiary and imputed for income tax purposes to the Fund is not "qualifying income" for purposes of the Fund remaining qualified as a regulated investment company for U.S. federal income tax purposes. Given the absence of IRS guidance and rulings on the treatment of such imputed income as qualifying income, actual distributions from the Subsidiary to the Fund may be made if the Fund determines it would be prudent to do so.

Changes in the federal laws of the United States or the laws of the Cayman Islands regarding taxation could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and could adversely affect the Fund.

TIPS and Inflation-Linked Bonds Risk. The Fund may invest in TIPS and inflation-linked bonds. These instruments have payments to the holder that are linked to the rate of inflation. During periods of deflation, this may result in a negative return on these instruments. These instruments are less liquid than nominal bonds of the same issuers and can suffer losses, particularly during times of economic stress or illiquidity.

U.S. Government Securities Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Certain of the government agency securities the Fund may purchase are backed only by the credit of the government agency and not by full faith and credit of the United States. No assurance can be given that the U.S. government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

Valuation Risk. Many commodity linked derivative instruments in which the Fund invests are not actively traded. The lack of an active trading market may make it difficult to obtain an accurate price for a security or other investment held by the Fund.

Investment in Other Investment Companies Risk. Subject to applicable limitations under the 1940 Act, the Fund may invest in other investment companies. As with other investments, investments in other investment companies, including exchange traded funds, are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund and indirectly, the expenses of the investment companies. The Fund may invest in money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by the FDIC or any other government agency. Although such funds seek to preserve the value of the Fund's investment at $1.00 per share, it is possible to lose money by investing in money market mutual funds.

Hedging Transactions Risk. The Fund may seek to hedge risk by purchasing or selling securities or other financial instruments that are expected to protect all or a portion of gains or offset all or a portion of losses from a position in another security or other financial instrument. Hedging transactions involve risk. The Sub-Adviser's ability to adequately hedge positions of the Fund will be subject to its ability to accurately assess the degree of correlation between the offsetting instruments that produce the desired outcome. The Sub-Adviser will continue to need to recalculate, readjust, and re-execute hedges in a cost-effective and timely manner. For a variety of reasons, the Sub-Adviser may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. It may be impossible to perfectly hedge any risk and the cost of a desired hedge may be prohibitively expensive.

Short Sale Risk. Short sales are subject to the risk that the underlying investment may appreciate in excess of the total assets of the Fund, resulting in potential substantial losses for the Fund's shareholders. A short position on a derivative instrument magnifies this risk. Short sales involve transaction costs, and the risk that the Fund will be unable to repurchase the security or other financial instrument during reasonable market conditions, resulting in the potential for substantial loss.

Swap Agreements Risk. Swap agreements involve the risk that the counterparty on the swap will default on its payment obligations or that the Fund will be unable to pay the other party to the agreement.
Performance
Because the Fund had not commenced investment operations prior to the date of this prospectus, no performance returns are presented in this prospectus. Annual performance returns may provide some indications of the risks of investing in the Fund by showing changes in performance from year to year. Comparison of Fund performance to an appropriate index indicates how the Fund’s average annual returns compare with those of a broad measure of market performance. After the Fund has one full calendar year of performance, the Fund will provide annual performance returns and a comparison of those returns to a broad measure of market performance.